Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	6 Months Ended
	Apr. 30, 2024 yr $ / shares	Apr. 30, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.50%
Expected share price volatility		20.90%
Risk-free rate of return		3.20%
Exercise price | $ / shares	$ 118.5	$ 122.31
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		4.50%
Expected share price volatility	17.40%
Risk-free rate of return	3.30%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		4.60%
Expected share price volatility	17.60%
Risk-free rate of return	3.40%
Expected period until exercise (in years)	7	7